RELATED PARTY TRANSACTIO (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	8 Months Ended
	Apr. 27, 2021	Mar. 31, 2021	Dec. 31, 2021	Mar. 31, 2022
Related Party Transaction [Line Items]
Number of shares issued			$ 25,000
Related Party Loans Description		The notes would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon consummation of a Business Combination into warrants at a price of $1.00 per warrant.	The notes would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may be converted upon consummation of a Business Combination into warrants at a price of $1.00 per warrant.
Due to Sponsor			$ 102,667	$ 102,667
Sponsor [Member]
Related Party Transaction [Line Items]
Number of shares issued	$ 25,000
Share Price	$ 0.003
Number of shares issued, shares	7,906,250
Principal amount	$ 300,000
Due to Sponsor			$ 102,667	$ 102,667